UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

July 31, 2010
unaudited

Common stocks — 67.12%	Shares	Value (000)

CONSUMER STAPLES — 10.62%
Philip Morris International Inc.	36,713,800	$1,873,872
Altria Group, Inc.	52,261,100	1,158,106
Kraft Foods Inc., Class A	32,442,000	947,631
PepsiCo, Inc.	12,876,000	835,781
Nestlé SA1	15,350,000	758,922
Foster’s Group Ltd.1	87,363,000	455,841
Diageo PLC1	22,875,000	397,976
Coca-Cola Co.	5,800,800	319,682
Kellogg Co.	5,069,000	253,703
Wesfarmers Ltd.1	8,671,501	244,412
Reynolds American Inc.	3,480,000	201,214
Kimberly-Clark Corp.	3,000,000	192,360
Sara Lee Corp.	6,950,911	102,804
H.J. Heinz Co.	2,000,000	88,960
ConAgra Foods, Inc.	3,000,000	70,440
Imperial Tobacco Group PLC1	1,390,000	39,351
Koninklijke Ahold NV1	2,975,000	38,190
Philip Morris CR as1	37,100	17,341
		7,996,586

FINANCIALS — 9.99%
Banco Santander, SA1	70,147,972	895,968
BNP Paribas SA1	8,886,388	607,896
HSBC Holdings PLC (Hong Kong)1	27,791,178	286,001
HSBC Holdings PLC (United Kingdom)1	9,728,436	99,240
JPMorgan Chase & Co.	8,838,000	355,995
Bank of China Ltd., Class H1	671,979,000	354,614
HCP, Inc.	9,280,500	329,179
Banco Santander (Brasil) SA, units (ADR)	10,992,875	146,425
Banco Santander (Brasil) SA, units	10,992,900	145,255
China Construction Bank Corp., Class H1	319,631,000	271,049
Banco Bradesco SA, preferred nominative	12,972,652	237,871
Industrial and Commercial Bank of China Ltd., Class H1	165,860,000	126,512
Industrial and Commercial Bank of China Ltd., Class H1	136,526,000	104,137
Westpac Banking Corp.1	10,176,077	221,572
ProLogis, shares of beneficial interest	18,633,800	202,363
CapitaMall Trust, units1	140,996,592	198,122
Bank of Nova Scotia	3,847,200	193,062
Chimera Investment Corp.2	47,242,400	182,828
Royal Bank of Canada	3,484,511	182,081
Fidelity National Financial, Inc.2	12,279,900	181,374
Admiral Group PLC1	7,824,265	177,795
Prudential PLC1	19,359,231	168,831
Itaú Unibanco Holding SA, preferred nominative	7,483,630	168,454
Sampo Oyj, Class A1	6,873,962	167,872
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	137,347
Hang Seng Bank Ltd.1	9,331,400	129,069
Deutsche Börse AG1	1,700,000	119,054
Arthur J. Gallagher & Co.	4,310,589	109,575
CapitaCommercial Trust1	102,405,300	99,439
Société Générale1	1,652,030	94,783
Westfield Group1	8,249,175	91,310
Credit Suisse Group AG1	1,722,000	78,403
Weingarten Realty Investors	3,134,750	66,363
Federal Realty Investment Trust	800,000	62,552
Wells Fargo & Co.	1,970,000	54,628
Sun Hung Kai Properties Ltd.1	3,640,000	53,254
Frasers Centrepoint Trust1,2	47,864,000	48,236
Starwood Property Trust, Inc.2	2,675,000	47,508
United Bankshares, Inc.	1,775,000	45,316
Champion Real Estate Investment Trust1	92,611,638	45,278
CapitaRetail China Trust1,2	40,314,000	36,220
Equity Residential, shares of beneficial interest	750,500	34,410
Tryg A/S1	514,300	31,204
Cache Logistics Trust1,2,3	41,000,000	30,172
Unibail-Rodamco SE, non-registered shares1,3	150,000	29,521
Taubman Centers, Inc.	617,000	25,291
Eurobank Properties Real Estate Investment Co.1	1,950,000	15,262
Colony Financial, Inc.2	750,000	13,395
Bank of New York Mellon Corp.	530,000	13,287
Fannie Mae3	10,000,000	3,880
Freddie Mac3	5,300,000	2,067
		7,521,320

TELECOMMUNICATION SERVICES — 8.48%
AT&T Inc.	63,251,230	1,640,737
América Móvil, SAB de CV, Series L (ADR)	18,768,274	931,094
CenturyLink, Inc.2	19,526,027	695,517
Verizon Communications Inc.	11,900,000	345,814
Belgacom SA1	9,576,965	343,919
Singapore Telecommunications Ltd.1	137,896,500	316,973
Koninklijke KPN NV1	21,489,805	299,104
Vodafone Group PLC1	92,200,000	215,907
France Télécom SA1	9,828,000	205,427
Telekom Austria AG, non-registered shares1	15,492,711	199,486
Türk Telekomünikasyon AS, Class D1	46,737,000	175,233
OJSC Mobile TeleSystems (ADR)	6,396,250	141,997
Advanced Info Service PCL1	40,769,600	118,177
KT Corp.1	3,065,000	110,724
Magyar Telekom Telecommunications PLC1	35,145,000	109,143
Bezeq — The Israel Telecommunication Corp. Ltd.1	34,700,000	77,229
Telefónica 02 Czech Republic, AS1	3,185,000	72,791
Partner Communications Co. Ltd.1	4,031,400	66,574
Partner Communications Co. Ltd. (ADR)	169,200	2,800
DiGi.Com Bhd.1	8,852,000	68,814
Taiwan Mobile Co., Ltd.1	33,484,516	66,092
Philippine Long Distance Telephone Co.1	1,053,250	56,001
StarHub Ltd1	25,787,250	44,768
Telkom SA Ltd.1	5,227,300	24,414
MTN Group Ltd.1	1,495,800	23,952
China Mobile Ltd.1	2,000,000	20,301
Telefónica, SA1	392,000	8,900
		6,381,888

UTILITIES — 7.23%
GDF SUEZ1	22,150,320	733,906
Scottish and Southern Energy PLC1	40,730,500	709,003
Dominion Resources, Inc.	13,386,980	562,119
FirstEnergy Corp.	11,019,000	415,416
Hongkong Electric Holdings Ltd.1	64,917,500	392,464
Exelon Corp.	9,125,000	381,699
Southern Co.	9,150,000	323,269
CEZ, a s1	6,636,000	303,207
Public Service Enterprise Group Inc.	6,027,600	198,308
PPL Corp.	7,240,000	197,580
Progress Energy, Inc.	4,260,000	179,389
DTE Energy Co.	2,750,000	126,940
SUEZ Environnement Co.1	6,768,375	125,776
Ameren Corp.	4,816,420	122,193
Xcel Energy Inc.	5,516,000	121,297
Cheung Kong Infrastructure Holdings Ltd.1	30,374,000	113,741
NextEra Energy, Inc.	2,000,000	104,600
RWE AG1	1,020,000	72,018
Electricity Generating PCL1	24,341,428	64,756
Entergy Corp.	752,500	58,326
Consolidated Edison, Inc.	900,000	41,508
NiSource Inc.	2,289,307	37,774
National Grid PLC1	3,685,712	29,467
Pinnacle West Capital Corp.	738,200	28,118
		5,442,874

ENERGY — 5.99%
Royal Dutch Shell PLC, Class A (ADR)	11,602,000	642,983
Royal Dutch Shell PLC, Class B1	11,342,187	298,947
Royal Dutch Shell PLC, Class B (ADR)	2,810,228	150,122
Royal Dutch Shell PLC, Class A1	3,055,000	84,121
ConocoPhillips	16,130,970	890,752
Eni SpA1	28,930,000	590,887
BP PLC1	61,553,000	394,191
Sasol Ltd.1	7,425,170	294,024
TOTAL SA1	4,256,000	214,178
TOTAL SA (ADR)	600,000	30,378
Woodside Petroleum Ltd.1	5,736,250	216,452
Husky Energy Inc.	7,050,000	173,224
Enbridge Inc.	3,523,468	171,504
Chevron Corp.	1,825,000	139,083
OAO LUKOIL (ADR)1	1,596,000	90,918
Statoil ASA1	3,500,532	70,778
Spectra Energy Corp	2,783,220	57,863
		4,510,405

INFORMATION TECHNOLOGY — 5.88%
Taiwan Semiconductor Manufacturing Co. Ltd.1	161,465,889	313,432
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,455,599	105,602
Delta Electronics, Inc.1	119,142,233	411,700
Nintendo Co., Ltd.1	1,395,100	388,121
HTC Corp.1	19,631,823	361,265
MediaTek Inc.1	26,218,774	353,253
Quanta Computer Inc.1	181,055,240	328,442
Microsoft Corp.	11,225,000	289,717
Redecard SA, ordinary nominative	14,066,100	212,415
Cielo SA, ordinary nominative	23,225,000	208,640
Acer Inc.1	76,496,864	205,427
Canon, Inc.1	3,806,800	164,729
Wistron Corp.1	97,041,706	157,007
Paychex, Inc.	5,598,000	145,492
Maxim Integrated Products, Inc.	8,290,700	145,336
Intel Corp.	6,957,200	143,318
Analog Devices, Inc.	3,500,000	103,985
Xilinx, Inc.	3,257,900	90,961
Playtech Ltd.1	8,834,254	61,466
Neopost SA1	672,000	51,922
Automatic Data Processing, Inc.	1,000,000	41,270
Siliconware Precision Industries Co., Ltd.1	40,070,300	38,826
Halma PLC1	8,684,048	37,867
Kingboard Laminates Holdings Ltd.1	33,364,500	32,983
Spectris PLC1	1,514,765	21,501
Oakton Ltd.1,2	4,617,960	11,430
Wincor Nixdorf AG1	44,026	2,485
		4,428,592

HEALTH CARE — 5.30%
Merck & Co., Inc.	35,015,714	1,206,641
Novartis AG1	16,420,000	798,477
Johnson & Johnson	6,800,000	395,012
Bayer AG1	5,715,192	328,755
Pfizer Inc	20,109,000	301,635
Abbott Laboratories	5,520,000	270,922
Bristol-Myers Squibb Co.	8,000,000	199,360
Sonic Healthcare Ltd.1	14,429,270	134,165
Roche Holding AG1	845,000	109,890
Orion Oyj, Class B1	5,630,824	108,818
Eli Lilly and Co.	1,800,000	64,080
GlaxoSmithKline PLC1	2,992,000	52,215
Oriola-KD Oyj, Class B1	4,205,677	21,157
		3,991,127

INDUSTRIALS — 4.02%
United Technologies Corp.	4,430,000	314,973
Lockheed Martin Corp.	4,003,500	300,863
MAp Group1,2	93,268,737	248,977
Singapore Technologies Engineering Ltd.1	91,974,000	219,179
FirstGroup PLC1,2	31,300,000	180,980
Waste Management, Inc.	5,100,700	173,169
Leighton Holdings Ltd.1	5,728,928	153,299
Hays PLC1,2	89,936,000	127,621
Norfolk Southern Corp.	2,077,000	116,873
Geberit AG1	518,000	84,794
SMRT Corp. Ltd.1	51,160,000	83,771
Singapore Post Private Ltd.1,2	99,750,000	83,412
Robert Half International Inc.	3,212,855	80,900
Hopewell Highway Infrastructure Ltd.1	103,918,930	78,434
De La Rue PLC1,2	6,374,619	73,375
Spirax-Sarco Engineering PLC1	2,882,567	70,713
Emerson Electric Co.	1,230,000	60,934
Uponor Oyj1	3,654,768	59,240
Transport International Holdings Ltd.1	18,625,900	58,019
Securitas AB, Class B1	5,585,000	56,815
Société BIC SA1	690,000	51,409
AB SKF, Class B1	2,670,000	51,087
BAE Systems PLC1	10,000,000	49,085
IMI PLC1	3,060,000	34,320
Schneider Electric SA1	292,159	33,700
Seco Tools AB, Class B1,3	2,365,423	31,163
Steelcase Inc., Class A	4,440,000	30,680
Österreichische Post AG1	1,050,000	28,072
BELIMO Holding AG1	23,500	27,769
SIA Engineering Co. Ltd.1	8,617,000	26,049
Jiangsu Expressway Co. Ltd., Class H1	20,650,000	20,088
Watsco, Inc.	285,000	15,877
Pfeiffer Vacuum Technology AG, non-registered shares1	34,669	2,719
Go-Ahead Group PLC1	123,489	2,166
		3,030,525

CONSUMER DISCRETIONARY — 2.60%
McDonald’s Corp.	6,166,000	429,955
OPAP SA1,2	16,421,040	243,252
Esprit Holdings Ltd.1	34,404,104	216,388
British Sky Broadcasting Group PLC1	14,674,000	163,722
Greene King PLC1,2	13,758,299	95,760
Johnson Controls, Inc.	3,100,000	89,311
TUI Travel PLC1	25,763,167	85,129
Daimler AG1,3	1,465,400	79,088
Genuine Parts Co.	1,540,000	65,958
Kingfisher PLC1	18,845,000	63,780
Golden Eagle Retail Group Ltd.1	26,254,000	62,481
Leggett & Platt, Inc.	2,490,000	51,892
Ekornes ASA1,2	1,980,425	42,672
Intercontinental Hotels Group PLC1	2,412,352	41,824
Marks and Spencer Group PLC1	7,660,000	41,456
Halfords Group PLC1	4,500,000	34,000
Bijou Brigitte modische Accessoires AG1	198,795	28,629
Kesa Electricals PLC1	13,430,200	26,429
Myer Holdings Ltd.1	7,500,000	23,456
Industria de Diseño Textil, SA1	320,599	21,172
Headlam Group PLC1	3,808,547	15,240
Fairfax Media Ltd.1	10,000,000	13,300
TAKKT AG1	1,101,863	12,595
Aristocrat Leisure Ltd.1	3,791,027	11,653
		1,959,142

MATERIALS — 2.41%
Koninklijke DSM NV1	8,539,000	405,261
China Steel Corp.1	325,382,604	307,370
Akzo Nobel NV1	4,854,935	286,042
CRH PLC1	12,605,655	263,378
RPM International, Inc.2	8,340,000	156,542
Fletcher Building Ltd.1	21,176,596	117,027
Impala Platinum Holdings Ltd.1	3,213,564	86,956
OneSteel Ltd.1	26,156,619	71,002
Israel Chemicals Ltd.1	4,251,058	52,844
voestalpine AG1	1,083,000	34,653
Rautaruukki Oyj1	1,431,029	27,691
Symrise AG1	385,000	9,592
		1,818,358

MISCELLANEOUS — 4.60%
Other common stocks in initial period of acquisition		3,459,954

Total common stocks (cost: $49,787,945,000)		50,540,771

Preferred stocks — 0.94%	Shares

FINANCIALS — 0.83%
Wells Fargo & Co., Series K, 7.98%4	120,947,000	125,180
Wachovia Capital Trust III 5.80%4	66,274,000	56,750
JPMorgan Chase & Co., Series I, 7.90%4	143,815,000	150,730
Barclays Bank PLC 7.434%4,5	30,230,000	29,777
Barclays Bank PLC, Series RCI, 14.00%4	10,395,000	21,368
Barclays Bank PLC 6.86%4,5	10,587,000	9,211
Barclays Bank PLC 8.55%4,5	6,011,000	6,071
PNC Preferred Funding Trust III 8.70%4,5	24,000,000	25,130
PNC Preferred Funding Trust I 6.517%4,5	8,600,000	6,577
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	25,000,000	31,135
AXA SA, Series B, 6.379%4,5	35,500,000	28,577
Banco Bilbao Vizcaya Argentaria, SA, 5.919%4	33,982,000	27,390
BNP Paribas 7.195%4,5	26,500,000	25,307
Public Storage, Inc., Series F, 6.45%	1,000,000	24,050
QBE Capital Funding II LP 6.797%4,5	28,900,000	23,871
Société Générale 5.922%4,5	13,320,000	11,137
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	7,500,000	8,447
Catlin Insurance Ltd. 7.249%4,5	10,000,000	8,100
HVB Funding Trust III 9.00% 20315	3,194,000	3,130
Fannie Mae, Series S, 8.25% noncumulative3	2,000,000	805
Fannie Mae, Series E, 5.10%3	608,441	707
Fannie Mae, Series O, 0%3,4,5	874,555	568
Fannie Mae, Series P, 4.50% noncumulative3	1,600,000	560
Fannie Mae, Series L, 5.125%3	570,000	348
Freddie Mac, Series V, 5.57%3	3,485,635	1,368
Freddie Mac, Series W, 5.66%3	650,000	366
Freddie Mac, Series Z, 8.375%3	748,540	330
Freddie Mac, Series Y, 6.55%3	350,250	116
		627,106

U.S. GOVERNMENT AGENCY SECURITIES — 0.07%
CoBank, ACB, Series C, 11.00%5	850,000	47,388
US AgBank 6.11%4,5	13,000,000	9,587
		56,975

UTILITIES — 0.03%
Alabama Power Co. 5.625%	800,000	19,875

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		5,199

Total preferred stocks (cost: $931,453,000)		709,155

	Shares or
Convertible securities — 0.37%	principal amount	Value (000)

MATERIALS — 0.07%
Vale SA 6.75% convertible preferred 2012	670,000	$53,680

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	473,600	22,041
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	88,000	12,842
		34,883

FINANCIALS — 0.03%
Digital Realty Trust, Inc. 5.50% convertible debentures 20295	$4,800,000	7,458
Digital Realty Trust, Inc., Series D, 5.50% convertible preferred	420,000	16,014
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred3	76,628	2,322
Fannie Mae 5.375% convertible preferred 20323	240	360
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred3	1,352,000	744
		26,898

MISCELLANEOUS — 0.22%
Other convertible securities in initial period of acquisition		164,811

Total convertible securities (cost: $396,421,000)		280,272

	Principal amount
Bonds & notes — 27.08%	(000)

MORTGAGE-BACKED OBLIGATIONS6 — 7.80%
Fannie Mae 4.89% 2012	$25,000	25,799
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	32,240
Fannie Mae 5.00% 2017	89	96
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	6,050	6,588
Fannie Mae 5.00% 2018	15,517	16,661
Fannie Mae 5.00% 2018	1,035	1,112
Fannie Mae 4.00% 2019	25,166	26,700
Fannie Mae 4.50% 2019	13,427	14,372
Fannie Mae 4.50% 2019	11,595	12,409
Fannie Mae 5.50% 2019	1,889	2,052
Fannie Mae 4.50% 2020	5,706	6,107
Fannie Mae 5.50% 2020	4,562	4,953
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	16,251
Fannie Mae 6.00% 2021	4,446	4,840
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	24,718	25,865
Fannie Mae 6.00% 2022	2,209	2,404
Fannie Mae 5.00% 2023	7,880	8,432
Fannie Mae 4.00% 2024	212,892	223,272
Fannie Mae 4.00% 2024	70,692	74,126
Fannie Mae 4.00% 2024	44,409	46,574
Fannie Mae 4.00% 2024	44,328	46,489
Fannie Mae 4.00% 2024	43,595	45,713
Fannie Mae 4.00% 2024	43,308	45,419
Fannie Mae 4.00% 2024	41,045	43,046
Fannie Mae 4.00% 2024	34,719	36,411
Fannie Mae 4.00% 2024	26,958	28,272
Fannie Mae 4.00% 2024	23,351	24,490
Fannie Mae 4.50% 2024	60,719	64,475
Fannie Mae 4.50% 2024	43,263	45,896
Fannie Mae 4.50% 2024	37,323	39,595
Fannie Mae 4.50% 2024	37,290	39,571
Fannie Mae 4.50% 2024	23,019	24,443
Fannie Mae 4.50% 2024	17,246	18,312
Fannie Mae 4.50% 2024	16,430	17,447
Fannie Mae 4.50% 2024	14,930	15,854
Fannie Mae 6.00% 2024	21,479	23,526
Fannie Mae 6.00% 2024	121	131
Fannie Mae 3.50% 2025	78,000	80,203
Fannie Mae 4.00% 2025	22,479	23,553
Fannie Mae 4.00% 2025	9,616	10,076
Fannie Mae 4.00% 2025	8,399	8,801
Fannie Mae 4.50% 2025	25,869	27,458
Fannie Mae 4.50% 2025	8,165	8,667
Fannie Mae 6.00% 2026	52,310	57,295
Fannie Mae 6.00% 2026	5,983	6,554
Fannie Mae 6.00% 2027	107,602	117,857
Fannie Mae 6.00% 2028	3,719	4,074
Fannie Mae 6.00% 2028	3,219	3,526
Fannie Mae 6.00% 2028	2,157	2,363
Fannie Mae 6.00% 2028	2,021	2,213
Fannie Mae 5.50% 2029	58,482	63,108
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,066	2,285
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	11,071	12,240
Fannie Mae 6.50% 2035	12,470	13,840
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	10,512	9,360
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,318	6,438
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,709	1,488
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,536	1,378
Fannie Mae, Series 2006-65, Class PF, 0.609% 20364	10,453	10,382
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	18,560	20,306
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	52,382	57,380
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	45,650	50,382
Fannie Mae 6.00% 2036	40,704	44,423
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	34,495	38,001
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	31,129	34,588
Fannie Mae 6.00% 2036	30,542	33,333
Fannie Mae 6.00% 2036	20,224	21,993
Fannie Mae 6.00% 2036	18,801	20,519
Fannie Mae 6.00% 2036	9,370	10,225
Fannie Mae 7.00% 2036	1,096	1,213
Fannie Mae 7.50% 2036	875	968
Fannie Mae, Series 2007-114, Class A7, 0.529% 20374	20,000	19,750
Fannie Mae 5.217% 20374	3,778	4,031
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	63,006	69,153
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	47,595	52,276
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	14,006	15,206
Fannie Mae 5.71% 20374	772	808
Fannie Mae 6.00% 2037	21,724	23,590
Fannie Mae 6.00% 2037	13,614	14,857
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	6,895	7,521
Fannie Mae 6.50% 2037	21,141	23,159
Fannie Mae 6.50% 2037	12,267	13,438
Fannie Mae 6.50% 2037	8,559	9,375
Fannie Mae 6.50% 2037	2,238	2,453
Fannie Mae 6.50% 2037	1,705	1,868
Fannie Mae 6.50% 2037	1,102	1,208
Fannie Mae 7.00% 2037	29,213	32,392
Fannie Mae 7.00% 2037	971	1,075
Fannie Mae 7.00% 2037	192	213
Fannie Mae 7.50% 2037	4,851	5,365
Fannie Mae 7.50% 2037	3,380	3,794
Fannie Mae 7.50% 2037	1,256	1,389
Fannie Mae 7.50% 2037	1,184	1,309
Fannie Mae 7.50% 2037	1,085	1,206
Fannie Mae 7.50% 2037	456	507
Fannie Mae 7.50% 2037	215	237
Fannie Mae 4.50% 2038	86,175	90,356
Fannie Mae 5.00% 2038	37,406	39,884
Fannie Mae 5.123% 20384	12,801	13,626
Fannie Mae 5.349% 20384	16,243	17,266
Fannie Mae 5.371% 20384	8,792	9,368
Fannie Mae 5.50% 2038	24,159	26,078
Fannie Mae 5.50% 2038	21,646	23,352
Fannie Mae 5.50% 2038	20,021	21,611
Fannie Mae 5.50% 2038	16,051	17,326
Fannie Mae 5.50% 2038	12,998	14,016
Fannie Mae 5.50% 2038	10,765	11,622
Fannie Mae 5.50% 2038	9,131	9,851
Fannie Mae 5.50% 2038	4,654	5,024
Fannie Mae 5.529% 20384	1,922	2,053
Fannie Mae 6.00% 2038	54,671	59,350
Fannie Mae 6.00% 2038	31,327	34,084
Fannie Mae 6.00% 2038	27,855	30,306
Fannie Mae 6.00% 2038	19,499	21,214
Fannie Mae 6.00% 2038	12,394	13,485
Fannie Mae 6.00% 2038	8,594	9,350
Fannie Mae 6.50% 2038	28,897	31,717
Fannie Mae 6.50% 2038	11,991	13,162
Fannie Mae 7.00% 2038	764	846
Fannie Mae 3.58% 20394	13,199	13,746
Fannie Mae 3.602% 20394	19,140	20,031
Fannie Mae 3.604% 20394	8,446	8,857
Fannie Mae 3.611% 20394	6,393	6,698
Fannie Mae 3.618% 20394	19,862	20,831
Fannie Mae 3.62% 20394	16,997	17,799
Fannie Mae 3.648% 20394	5,712	5,988
Fannie Mae 3.737% 20394	7,779	8,173
Fannie Mae 3.765% 20394	16,875	17,735
Fannie Mae 3.821% 20394	13,503	14,233
Fannie Mae 3.831% 20394	19,116	20,137
Fannie Mae 3.834% 20394	8,773	9,243
Fannie Mae 3.841% 20394	8,477	8,939
Fannie Mae 3.876% 20394	4,531	4,777
Fannie Mae 3.891% 20394	8,972	9,374
Fannie Mae 3.913% 20394	7,880	8,314
Fannie Mae 3.944% 20394	2,549	2,694
Fannie Mae 3.951% 20394	9,169	9,681
Fannie Mae 5.111% 20394	6,454	6,892
Fannie Mae 5.50% 2039	15,250	16,450
Fannie Mae 6.00% 2039	46,361	50,329
Fannie Mae 3.623% 20404	6,059	6,349
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	308	338
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	230	264
Fannie Mae 7.00% 2047	2,136	2,321
Freddie Mac 4.50% 2018	2,958	3,166
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,744
Freddie Mac 5.50% 2019	5,995	6,503
Freddie Mac, Series 2642, Class BL, 3.50% 2023	6,375	6,595
Freddie Mac, Series 2626, Class NG, 3.50% 2023	3,672	3,794
Freddie Mac 4.50% 2023	35,832	38,079
Freddie Mac 5.50% 2023	12,511	13,524
Freddie Mac 6.00% 2023	6,816	7,418
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,596	2,882
Freddie Mac 4.50% 2024	24,850	26,361
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	3,941	3,643
Freddie Mac 6.00% 2026	15,827	17,331
Freddie Mac 6.00% 2026	14,329	15,691
Freddie Mac 5.50% 2027	28,284	30,534
Freddie Mac 6.00% 2027	11,923	13,056
Freddie Mac 6.50% 2027	15,506	17,018
Freddie Mac 5.50% 2028	39,644	42,793
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,907	5,414
Freddie Mac, Series 2122, Class QM, 6.25% 2029	9,155	10,018
Freddie Mac 6.50% 2032	2,345	2,605
Freddie Mac 7.50% 2032	1,096	1,258
Freddie Mac, Series 3061, Class PN, 5.50% 2035	17,248	18,997
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	17,746	16,089
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	10,903	10,208
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,460	3,856
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,394	3,854
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,908	3,408
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,461	2,195
Freddie Mac, Series 3156, Class NG, 6.00% 2036	41,541	45,841
Freddie Mac, Series 3286, Class JN, 5.50% 2037	29,698	31,948
Freddie Mac 5.718% 20374	11,532	12,314
Freddie Mac 5.817% 20374	4,386	4,675
Freddie Mac, Series 3271, Class OA, 6.00% 2037	27,604	30,459
Freddie Mac 6.00% 2037	3,309	3,600
Freddie Mac 5.00% 2038	21,696	23,164
Freddie Mac 5.00% 2038	14,359	15,330
Freddie Mac 5.00% 2038	13,872	14,785
Freddie Mac 5.00% 2038	13,550	14,467
Freddie Mac 5.00% 2038	12,641	13,496
Freddie Mac 5.00% 2038	6,446	6,882
Freddie Mac 5.00% 2038	4,418	4,717
Freddie Mac 5.00% 2038	3,256	3,476
Freddie Mac 5.00% 2038	2,602	2,778
Freddie Mac 5.00% 2038	1,183	1,263
Freddie Mac 5.00% 2038	60	64
Freddie Mac 5.051% 20384	8,359	8,925
Freddie Mac 5.50% 2038	55,247	59,559
Freddie Mac 5.514% 20384	7,955	8,388
Freddie Mac 5.90% 20384	12,831	13,701
Freddie Mac 3.577% 20394	4,929	5,115
Freddie Mac 3.742% 20394	6,312	6,625
Freddie Mac 3.843% 20394	9,808	10,312
Freddie Mac 5.00% 2039	79,901	85,227
Freddie Mac 6.00% 2039	7,464	8,124
Freddie Mac 6.00% 2040	15,161	16,492
Freddie Mac 6.50% 2047	4,191	4,528
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	7,775	6,892
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	9,293	8,691
Government National Mortgage Assn. 4.50% 2037	16,069	17,002
Government National Mortgage Assn. 4.50% 2038	1,741	1,841
Government National Mortgage Assn. 5.00% 2039	28,670	30,914
Government National Mortgage Assn. 5.00% 2039	6,210	6,696
Government National Mortgage Assn. 4.00% 2040	65,710	67,815
Government National Mortgage Assn. 4.00% 2040	60,192	62,248
Government National Mortgage Assn. 4.00% 2040	2,433	2,516
Government National Mortgage Assn. 4.50% 2040	54,778	57,891
Government National Mortgage Assn. 4.50% 2040	51,586	54,412
Government National Mortgage Assn. 4.50% 2040	50,061	52,906
Government National Mortgage Assn. 4.50% 2040	49,723	52,549
Government National Mortgage Assn. 4.50% 2040	19,719	20,800
Government National Mortgage Assn. 4.50% 2040	17,467	18,424
Government National Mortgage Assn. 4.50% 2040	10,537	11,135
Government National Mortgage Assn. 4.50% 2040	9,017	9,530
Government National Mortgage Assn. 4.50% 2040	4,994	5,277
Government National Mortgage Assn. 4.50% 2040	4,386	4,627
Government National Mortgage Assn. 5.00% 2040	37,668	40,616
Government National Mortgage Assn. 5.00% 2040	25,443	27,434
Government National Mortgage Assn. 5.00% 2040	11,972	12,889
Government National Mortgage Assn. 5.00% 2040	9,637	10,392
Government National Mortgage Assn. 5.00% 2040	6,992	7,527
Government National Mortgage Assn. 5.00% 2040	6,423	6,926
Government National Mortgage Assn. 5.00% 2040	1,821	1,961
Government National Mortgage Assn. 5.00% 2040	1,282	1,380
Government National Mortgage Assn. 5.816% 2058	12,792	14,183
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,498	1,659
Government National Mortgage Assn. 6.172% 2058	1,736	1,909
Government National Mortgage Assn. 6.205% 2058	5,355	5,900
Government National Mortgage Assn. 6.22% 2058	3,281	3,610
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,704	3,743
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.854% 20354,5	5,050	5,036
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	4,771	4,770
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,335
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20374	5,000	4,702
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,210	5,357
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	13,533	13,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	511	511
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	14,840	13,694
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.282% 20434	7,200	7,655
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.323% 20434	16,830	14,345
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20444	15,000	15,895
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.874% 20454	60,508	65,613
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	15,375	15,703
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	22,530
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.746% 20494	9,597	9,927
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	600	589
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	333	335
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	433	446
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,996	2,041
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	6,335	6,472
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	16,221	16,341
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 20354,5	1,435	1,413
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	1,606	1,617
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,383	4,542
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	14,241	14,237
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	11,120
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	5,293
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20384	14,535	15,074
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	33,108
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.549% 20394	18,000	19,087
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.83% 20394	25,290	24,748
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	37,500	39,723
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	18,765	19,204
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	7,747	7,884
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	13,744	13,773
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	3,500	3,698
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20454	21,700	22,364
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.71% 20454	4,955	5,275
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,270
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.658% (undated)4	5,000	4,962
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	277	277
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,699	4,757
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	38,142	40,033
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.888% 20384	14,395	15,562
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	11,312
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,508	2,551
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	8,561	8,594
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20444	30,000	32,534
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,859
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	27,000	28,984
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20375	10,000	10,505
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	15,000	15,757
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	21,329	21,770
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,069	5,133
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	10,331
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,815
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	49,373
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.206% 20424	24,000	25,154
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20424	5,000	5,111
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.773% 20424	20,105	18,312
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	30,478	31,172
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20584,5	8,069	8,090
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.449% 20464	35,194	34,404
Bank of America 5.50% 20125	30,000	31,894
Northern Rock PLC 5.625% 20175	20,000	20,465
Northern Rock PLC 5.625% 2017	6,000	6,140
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,077	1,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	23,500	24,822
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	25,072	25,587
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	25,000	25,341
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.658% 20344	13,831	14,493
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 4.348% 20354	13,044	9,593
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	23,783	21,989
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.168% 20364	3,204	2,012
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.872% 20174,5	6,086	6,203
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.809% 20184	4,418	4,513
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.902% 20194,5	6,163	6,320
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.90% 20334	6,022	6,126
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	22,607	22,963
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	3,900	3,898
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.336% 20454	17,000	17,889
HBOS Treasury Services PLC 5.00% 20115	5,000	5,160
HBOS Treasury Services PLC 5.25% 20175	14,000	14,850
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	22,589	18,491
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.906% 20374	28,395	18,260
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.708% 20184,5	7,954	7,949
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20185	9,943	10,272
Fannie Mae 4.00% 2025	15,750	16,503
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20175	15,000	16,417
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,330
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.874% 20454	12,192	10,908
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20375	15,000	15,083
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	13,450	14,087
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,401
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	6,771
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	8,000	8,396
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 20365	3,380	3,558
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	11,324	11,369
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	4,933	4,929
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	1,100	1,135
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20434	5,065	5,293
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20155	10,000	10,111
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.829% 20354	7,010	4,829
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.361% 20354	5,497	4,817
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.893% 20164,5	8,000	8,002
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	439	438
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,156	1,163
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,970	7,536
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 3.136% 20344	3,077	2,505
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.181% 20344	2,466	2,271
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.53% 20364	3,760	2,707
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	7,303	6,453
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	102	102
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	3,064
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20304	2,500	2,720
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	6,634	5,647
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	567	568
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,226	4,365
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	4,693	4,458
Freddie Mac 5.00% 2038	2,145	2,295
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.457% 20344	2,232	1,844
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.199% 20344,5	2,000	1,791
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.165% 20274,5	1,033	1,038
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.924% 20344	244	236
		5,873,957

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.62%
U.S. Treasury 4.50% 2010	50,000	50,616
U.S. Treasury 5.75% 2010	152,000	152,306
U.S. Treasury 1.125% 2011	30,000	30,303
U.S. Treasury 4.625% 2011	25,000	26,148
U.S. Treasury 5.00% 2011	87,500	89,741
U.S. Treasury 5.125% 2011	100,000	104,373
U.S. Treasury 0.875% 2012	12,500	12,584
U.S. Treasury 1.375% 2012	25,000	25,415
U.S. Treasury 4.25% 2012	80,000	86,387
U.S. Treasury 4.875% 2012	75,000	81,258
U.S. Treasury 4.875% 2012	50,000	53,425
U.S. Treasury 3.375% 2013	40,000	43,056
U.S. Treasury 3.375% 2013	40,000	43,009
U.S. Treasury 3.875% 2013	75,000	81,199
U.S. Treasury 4.25% 2013	148,000	163,285
U.S. Treasury 1.75% 2014	2,000	2,049
U.S. Treasury 1.875% 2014	20,000	20,590
U.S. Treasury 2.25% 2014	35,000	36,478
U.S. Treasury 2.625% 2014	20,000	21,104
U.S. Treasury 2.625% 2014	4,875	5,132
U.S. Treasury 4.25% 2014	100,000	112,293
U.S. Treasury 4.25% 2014	25,000	28,014
U.S. Treasury 2.125% 2015	5,200	5,346
U.S. Treasury 2.50% 2015	294,000	307,656
U.S. Treasury 4.125% 2015	6,000	6,724
U.S. Treasury 4.25% 2015	80,000	90,282
U.S. Treasury 9.875% 2015	70,000	98,954
U.S. Treasury 11.25% 2015	130,000	186,179
U.S. Treasury 2.375% 2016	110,500	113,418
U.S. Treasury 2.625% 2016	60,000	62,465
U.S. Treasury 3.125% 2016	16,750	17,744
U.S. Treasury 3.25% 2016	236,600	253,420
U.S. Treasury 3.25% 2016	20,000	21,415
U.S. Treasury 7.25% 2016	50,000	64,529
U.S. Treasury 7.50% 2016	250,000	329,335
U.S. Treasury 9.25% 2016	96,000	133,890
U.S. Treasury 3.125% 2017	5,000	5,273
U.S. Treasury 3.25% 2017	60,000	63,757
U.S. Treasury 4.625% 2017	40,000	46,041
U.S. Treasury 8.75% 2017	50,000	70,683
U.S. Treasury 8.875% 2017	135,000	193,308
U.S. Treasury 3.75% 2018	349,950	381,159
U.S. Treasury 4.00% 2018	45,000	49,992
U.S. Treasury 2.75% 2019	22,500	22,658
U.S. Treasury 3.125% 2019	8,500	8,759
U.S. Treasury 3.375% 2019	20,000	20,852
U.S. Treasury 8.125% 2019	35,000	50,161
U.S. Treasury 3.50% 2020	60,000	63,014
U.S. Treasury 3.625% 2020	134,600	142,897
U.S. Treasury 8.75% 2020	50,000	75,340
U.S. Treasury 8.00% 2021	30,000	43,866
U.S. Treasury 8.125% 2021	85,000	124,990
U.S. Treasury 7.125% 2023	30,000	41,773
U.S. Treasury 6.875% 2025	25,000	34,887
U.S. Treasury 4.625% 2040	40,000	44,491
Fannie Mae 6.625% 2010	11,000	11,202
Fannie Mae 5.00% 2011	19,815	20,863
Fannie Mae 5.125% 2011	20,000	20,659
Fannie Mae 6.00% 2011	168,500	175,810
Fannie Mae, Series 1, 4.75% 2012	75,000	81,690
Fannie Mae 6.125% 2012	184,000	200,354
Fannie Mae 2.50% 2014	25,000	26,045
Fannie Mae 5.00% 2015	25,000	28,642
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	54,155
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	27,268
Federal Home Loan Bank 3.625% 2013	90,000	97,087
Federal Home Loan Bank, Series 467, 5.25% 2014	25,000	28,664
Federal Home Loan Bank 5.375% 2016	25,000	29,387
Freddie Mac 4.75% 2010	9,000	9,140
Freddie Mac 5.125% 2010	4,000	4,013
Freddie Mac 6.875% 2010	5,000	5,042
Freddie Mac 6.00% 2011	25,000	26,190
Freddie Mac 5.75% 2012	75,000	80,701
Federal Agricultural Mortgage Corp. 4.875% 20115	30,000	30,595
Federal Agricultural Mortgage Corp. 5.50% 20115	37,300	39,032
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,428
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,366
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,220
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,513
CoBank ACB 7.875% 20185	18,660	21,021
CoBank ACB 1.137% 20224,5	28,690	22,694
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.737% 20124	25,000	25,124
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,682
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	15,317
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	20,653
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,311
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,861
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,810
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,399
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.787% 20124	15,000	15,124
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,576
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,581
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,313
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,095
		5,739,650

FINANCIALS — 3.21%
ProLogis 7.625% 2014	15,210	16,216
ProLogis 5.625% 2015	1,565	1,494
ProLogis 5.625% 2016	54,591	51,469
ProLogis 5.75% 2016	11,245	10,895
ProLogis 6.25% 2017	20,000	19,384
ProLogis 6.625% 2018	61,680	60,233
ProLogis 7.375% 2019	39,555	38,894
ProLogis 6.875% 2020	107,370	103,058
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20105	20,100	20,298
Westfield Group 5.40% 20125	16,040	17,036
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	29,285	31,254
Westfield Group 7.50% 20145	31,320	36,229
Westfield Group 5.75% 20155	18,000	19,946
Westfield Group 5.70% 20165	24,330	26,829
Westfield Group 7.125% 20185	50,880	58,477
Capital One Bank 6.50% 2013	13,477	14,877
Capital One Capital III 7.686% 20364	47,618	47,618
Capital One Capital IV 6.745% 20374	32,571	30,210
Capital One Capital V 10.25% 2039	25,980	28,286
JPMorgan Chase & Co. 3.40% 2015	52,260	53,721
JPMorgan Chase & Co. 4.891% 20154	38,240	38,152
JPMorgan Chase & Co. 4.40% 2020	16,650	16,723
SLM Corp., Series A, 5.40% 2011	20,000	20,015
SLM Corp., Series A, 5.125% 2012	7,333	7,153
SLM Corp., Series A, 5.00% 2013	27,912	26,420
SLM Corp., Series A, 5.375% 2013	48,712	47,277
HBOS PLC 6.75% 20185	52,720	50,763
Lloyds TSB Bank PLC 5.80% 20205	29,460	30,055
HBOS PLC 6.00% 20335	9,670	7,352
Bank of America Corp. 0.786% 20164	4,365	3,905
Bank of America Corp. 0.817% 20164	3,500	3,149
Bank of America Corp. 5.75% 2017	17,500	18,521
Bank of America Corp. 5.625% 2020	41,000	42,385
NB Capital Trust IV 8.25% 2027	13,500	13,905
Simon Property Group, LP 4.875% 2010	2,500	2,502
Simon Property Group, LP 6.75% 2014	34,230	38,960
Simon Property Group, LP 4.20% 2015	7,980	8,492
Simon Property Group, LP 5.25% 2016	11,045	12,211
Simon Property Group, LP 6.10% 2016	2,700	3,068
Simon Property Group, LP 5.875% 2017	5,510	6,096
Simon Property Group, LP 6.125% 2018	8,455	9,594
Abbey National Treasury Services PLC 3.875% 20145	16,200	16,328
Santander Issuances, SA Unipersonal 5.911% 20161,5	9,600	9,558
Sovereign Bancorp, Inc. 8.75% 2018	32,330	37,193
Santander Issuances, SA Unipersonal 6.50% 20194,5	10,500	10,826
Monumental Global Funding 5.50% 20135	23,915	25,754
Monumental Global Funding III 0.726% 20144,5	24,860	23,772
Monumental Global Funding III 5.25% 20145	22,000	24,129
CNA Financial Corp. 6.00% 2011	20,000	20,776
CNA Financial Corp. 5.85% 2014	42,000	44,350
CNA Financial Corp. 7.35% 2019	7,500	8,164
ERP Operating LP 5.50% 2012	2,500	2,672
ERP Operating LP 6.625% 2012	8,000	8,604
ERP Operating LP 6.584% 2015	11,080	12,839
ERP Operating LP 5.125% 2016	10,565	11,346
ERP Operating LP 5.75% 2017	21,315	23,595
ERP Operating LP 4.75% 2020	8,000	8,097
Liberty Mutual Group Inc. 5.75% 20145	14,000	14,603
Liberty Mutual Group Inc. 6.70% 20165	15,000	15,891
Liberty Mutual Group Inc. 6.50% 20355	6,200	5,302
Liberty Mutual Group Inc. 7.50% 20365	31,050	29,834
Morgan Stanley, Series F, 6.25% 2017	10,000	10,680
Morgan Stanley, Series F, 6.625% 2018	6,300	6,862
Morgan Stanley, Series F, 5.625% 2019	45,440	46,270
AXA SA 6.463% (undated)4,5	55,350	44,280
Goldman Sachs Group, Inc. 5.95% 2018	2,870	3,084
Goldman Sachs Group, Inc. 6.15% 2018	7,500	8,103
Goldman Sachs Group, Inc. 7.50% 2019	3,000	3,503
Goldman Sachs Group, Inc. 5.375% 2020	22,960	23,678
Goldman Sachs Group, Inc. 6.125% 2033	4,000	4,059
Citigroup Inc. 4.75% 2015	17,830	18,363
Citigroup Inc. 6.125% 2017	22,275	23,882
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,111
American Express Co. 6.15% 2017	9,080	10,209
American Express Co. 6.80% 20664	21,765	21,384
UniCredito Italiano SpA 6.00% 20175	21,000	21,093
HVB Funding Trust I 8.741% 20315	9,571	9,380
UniCredito Italiano Capital Trust II 9.20% (undated)4,5	10,000	9,800
Société Générale 5.75% 20165	35,000	37,963
Kimco Realty Corp., Series C, 4.82% 2011	12,100	12,283
Kimco Realty Corp. 6.00% 2012	4,062	4,389
Pan Pacific Retail Properties, Inc. 6.125% 2013	3,215	3,448
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,229
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,512
Kimco Realty Corp. 5.70% 2017	8,500	8,983
Barclays Bank PLC 6.05% 20175	34,480	36,103
Barclays Bank PLC 5.125% 2020	500	520
New York Life Global Funding 4.625% 20105	5,000	5,005
New York Life Global Funding 5.25% 20125	25,000	27,095
New York Life Global Funding 4.65% 20135	4,000	4,335
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	60,920	13,250
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	73,610	16,010
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	14,465	3,218
Lehman Brothers Holdings Inc., Series I, 0% 20204,7	10,000	2,150
Hospitality Properties Trust 6.75% 2013	14,925	15,884
Hospitality Properties Trust 5.125% 2015	3,675	3,704
Hospitality Properties Trust 6.30% 2016	550	568
Hospitality Properties Trust 6.70% 2018	13,050	13,607
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,564
PRICOA Global Funding I 5.30% 20135	2,500	2,746
Prudential Holdings, LLC, Series C, 8.695% 20235,6	15,000	18,619
Discover Financial Services 6.45% 2017	6,116	6,509
Discover Financial Services 8.70% 2019	2,800	3,254
Discover Financial Services 10.25% 2019	16,936	21,110
Developers Diversified Realty Corp. 4.625% 2010	1,485	1,485
Developers Diversified Realty Corp. 5.375% 2012	13,775	13,756
Developers Diversified Realty Corp. 7.50% 2017	15,310	15,178
UBS AG 3.875% 2015	2,250	2,312
UBS AG 5.875% 2017	10,000	10,978
UBS AG 4.875% 2020	16,750	16,921
PNC Funding Corp. 5.40% 2014	10,000	11,090
PNC Funding Corp. 4.25% 2015	11,800	12,478
PNC Bank NA 6.875% 2018	5,200	5,943
ACE INA Holdings Inc. 5.875% 2014	9,165	10,289
ACE INA Holdings Inc. 5.70% 2017	2,750	3,012
ACE Capital Trust II 9.70% 2030	12,210	14,956
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,385
Royal Bank of Scotland PLC 4.875% 2015	17,500	18,108
SunTrust Banks, Inc. 6.00% 2017	20,000	21,439
Metropolitan Life Global Funding I, 5.125% 20135	4,305	4,693
MetLife Global Funding 5.125% 20145	15,000	16,474
Northern Trust Corp. 4.625% 2014	8,475	9,352
Northern Trust Corp. 5.85% 20175	10,150	11,525
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,661
Standard Chartered PLC 3.85% 20155	2,500	2,579
Standard Chartered Bank 6.40% 20175	14,816	16,536
Principal Life Global Funding I 4.40% 20105	10,000	10,038
Principal Life Insurance Co. 6.25% 20125	5,000	5,321
Ford Motor Credit Co. 7.375% 2011	15,000	15,264
Paribas, New York Branch 6.95% 2013	4,350	4,760
BNP Paribas 3.25% 2015	2,000	2,043
BNP Paribas 5.125% 20155	6,965	7,345
Lazard Group LLC 7.125% 2015	11,095	11,860
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,757
Brandywine Operating Partnership, LP 5.40% 2014	3,955	4,078
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	3,500	3,850
Allstate Corp., Series B, 6.125% 20674	8,350	7,672
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,136
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,231
International Lease Finance Corp. 5.00% 2012	10,000	9,600
Charles Schwab Corp., Series A, 6.375% 2017	7,000	8,104
Schwab Capital Trust I 7.50% 20374	1,115	1,121
UDR, Inc., Series A, 5.25% 2015	8,000	8,253
Nationwide Financial Services, Inc. 6.75% 20674	10,000	8,041
UnumProvident Finance Co. PLC 6.85% 20155	1,885	2,038
Unum Group 7.125% 2016	4,905	5,404
Chubb Corp. 6.375% 20674	7,500	7,388
Compass Bank 6.40% 2017	1,258	1,291
Compass Bank 5.90% 2026	4,725	4,487
Wells Fargo & Co. 3.625% 2015	5,095	5,285
HSBC Bank PLC 3.50% 20155	5,000	5,183
BBVA Bancomer SA 7.25% 20205	4,680	4,921
TIAA Global Markets 4.95% 20135	3,225	3,541
Nordea Bank, Series 2, 3.70% 20145	3,000	3,130
Union Bank of California, NA 5.95% 2016	2,751	2,956
		2,413,802

ENERGY — 1.39%
Gazprom OJSC 7.51% 2013	200	219
Gazprom OJSC 8.146% 2018	3,407	3,884
Gazprom OJSC, Series 9, 6.51% 2022	90,267	91,287
Gazprom OJSC 6.51% 20225	22,182	22,433
Gazprom OJSC, Series 2, 8.625% 2034	620	742
Gazprom OJSC 7.288% 2037	91,403	94,831
Gazprom OJSC 7.288% 20375	3,810	3,953
Kinder Morgan Energy Partners LP 6.75% 2011	6,392	6,605
Kinder Morgan Energy Partners LP 5.85% 2012	17,907	19,200
Kinder Morgan Energy Partners LP 7.125% 2012	12,500	13,524
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,463
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	40,715
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	6,016
Kinder Morgan Energy Partners LP 5.30% 2020	13,750	14,769
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	17,229
BP Capital Markets PLC 3.125% 2012	56,485	55,568
BP Capital Markets PLC 5.25% 2013	1,665	1,684
BP Capital Markets PLC 3.625% 20145	20,000	19,233
BP Capital Markets PLC 3.875% 2015	36,490	34,919
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,065
Enbridge Energy Partners, LP, Series B, 6.50% 2018	38,000	44,150
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,732
Enbridge Energy Partners, LP 5.20% 2020	10,325	10,865
Enbridge Energy Partners, LP 8.05% 20774	9,855	9,721
Enbridge Inc. 5.80% 2014	38,000	43,309
Enbridge Inc. 4.90% 2015	11,310	12,491
Enbridge Inc. 5.60% 2017	10,190	11,671
Devon Financing Corp., ULC 6.875% 2011	37,500	39,794
Devon Energy Corp. 5.625% 2014	18,250	20,438
Devon Energy Corp. 6.30% 2019	5,435	6,394
Rockies Express Pipeline LLC 6.25% 20135	58,735	62,731
TransCanada PipeLines Ltd. 3.40% 2015	9,255	9,729
TransCanada PipeLines Ltd. 6.50% 2018	13,250	15,573
TransCanada PipeLines Ltd. 7.125% 2019	3,000	3,732
TransCanada PipeLines Ltd. 6.35% 20674	36,750	33,487
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,082
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	24,570	25,426
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	9,640	10,314
Williams Companies, Inc. 2.533% 20104,5	5,000	4,998
Williams Companies, Inc. 6.375% 20105	11,000	11,067
Williams Companies, Inc. 7.875% 2021	18,514	22,499
Husky Energy Inc. 6.25% 2012	4,345	4,702
Husky Energy Inc. 5.90% 2014	13,290	14,938
Husky Energy Inc. 6.20% 2017	585	666
Husky Energy Inc. 7.25% 2019	4,780	5,869
Chevron Corp. 3.95% 2014	12,000	12,984
Chevron Corp. 4.95% 2019	10,350	11,629
Ras Laffan Liquefied Natural Gas III 5.50% 20145	4,800	5,251
Ras Laffan Liquefied Natural Gas III 6.75% 20195	500	584
Ras Laffan Liquefied Natural Gas II 5.298% 20205,6	17,167	18,379
Enterprise Products Operating LP 7.50% 2011	20,000	20,554
StatoilHydro ASA 2.90% 2014	6,205	6,410
StatoilHydro ASA 5.25% 2019	12,000	13,398
Pemex Finance Ltd. 8.875% 20106	1,657	1,681
Pemex Project Funding Master Trust 5.75% 2018	12,750	13,577
Total Capital SA 3.00% 2015	1,750	1,807
Total Capital SA 3.125% 2015	7,775	8,093
Total Capital SA 4.45% 2020	2,000	2,123
Apache Corp. 6.00% 2013	995	1,117
Apache Corp. 6.90% 2018	7,815	9,594
Shell International Finance BV 4.00% 2014	8,580	9,212
Petrobras International 5.75% 2020	7,560	8,075
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	206	215
		1,042,400

ASSET-BACKED OBLIGATIONS6 — 1.12%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	1,167	1,171
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	407	408
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	11,666	12,055
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.428% 20144	30,000	29,473
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	60,961
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	28,198
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	37,809	39,065
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	8,615	8,818
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	19,712	20,412
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20125	1,310	1,323
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20125	2,149	2,152
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20125	4,004	4,071
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20125	10,076	10,226
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20135	12,824	13,219
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20135	11,152	11,593
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20135	7,994	8,211
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20145	31,500	31,754
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.391% 20154,5	15,000	14,922
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	19,396	20,144
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,805
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20135	5,542	5,750
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20145	30,388	31,915
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20115	10,100	10,173
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20165	17,500	19,174
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.351% 20124	19,080	18,990
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.371% 20144	5,750	5,715
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	23,711
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20215	27,205	23,305
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	22,775
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	22,082
Chase Issuance Trust, Series 2007-A9, Class A, 0.371% 20144	20,000	19,932
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	19,162	19,849
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	4,162	4,223
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	14,698	15,176
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	19,118
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	18,652	18,910
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	15,035	16,385
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 20354	23,697	15,763
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,410
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,318
Home Equity Asset Trust, Series 2004-7, Class M-2, 0.989% 20354	20,000	15,403
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	11,650	12,239
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,823	1,829
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,681
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	11,029	11,087
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	13,049	10,860
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,287
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	10,252	10,266
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.601% 20134	5,150	5,152
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.941% 20134	5,000	5,000
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.489% 20374	12,925	9,417
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	8,200	8,181
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	7,206	7,242
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.661% 20344	16,184	7,156
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	6,740	6,170
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20354,5	7,993	6,026
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	5,901	5,948
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,638	2,708
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,933	2,507
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	3,670	3,705
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.491% 20144	3,249	3,247
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20175	3,015	3,009
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.641% 20194,5	3,131	2,983
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.468% 20134	2,902	2,882
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	2,637	2,659
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.491% 20374	9,396	2,236
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,516	1,596
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.129% 20344	1,327	999
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.229% 20344	1,063	595
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,457	1,525
SACO I Trust, Series 2006-12, Class I-A, 0.469% 20364	7,730	859
		842,109

TELECOMMUNICATION SERVICES — 1.01%
SBC Communications Inc. 6.25% 2011	20,000	20,684
AT&T Wireless Services, Inc. 7.875% 2011	63,700	66,334
SBC Communications Inc. 5.875% 2012	10,000	10,950
AT&T Inc. 4.95% 2013	13,125	14,335
AT&T Inc. 4.85% 2014	7,420	8,212
AT&T Inc. 8.00% 20314	17,000	22,156
AT&T Inc. 6.55% 2039	1,000	1,153
MTS International Funding Ltd. 8.625% 20205	112,000	125,350
Verizon Communications Inc. 3.75% 2011	45,000	46,113
Verizon Global Funding Corp. 7.375% 2012	7,000	7,902
Verizon Communications Inc. 7.375% 2013	20,000	23,782
Verizon Communications Inc. 5.50% 2017	20,000	22,646
Verizon Communications Inc. 8.75% 2018	10,000	13,222
Telecom Italia Capital SA, Series B, 5.25% 2013	58,700	61,948
Telecom Italia Capital SA 6.175% 2014	6,500	7,070
Telecom Italia Capital SA 6.999% 2018	16,500	18,556
Telecom Italia Capital SA 7.20% 2036	11,370	12,105
Qwest Corp. 7.875% 2011	48,000	50,400
América Móvil, SAB de CV 5.00% 20205	15,000	16,022
América Móvil, SAB de CV 8.46% 2036	MXN281,000	21,763
América Móvil, SAB de CV 6.125% 20405	$7,075	7,679
Vodafone Group PLC 5.375% 2015	4,700	5,213
Vodafone Group PLC 5.75% 2016	6,475	7,281
Vodafone Group PLC 5.625% 2017	28,950	32,060
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,782
Telefónica Emisiones, SAU 6.421% 2016	15,000	17,076
PCCW-HKT Capital Ltd. 8.00% 20114,5	20,000	21,338
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,743
American Tower Corp. 4.625% 2015	4,875	5,168
American Tower Corp. 7.00% 2017	10,000	11,487
France Télécom 7.75% 20114	15,600	16,215
Koninklijke KPN NV 8.375% 2030	11,140	14,925
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,495
Singapore Telecommunications Ltd. 6.375% 20115	3,490	3,728
		761,893

CONSUMER DISCRETIONARY — 0.85%
Comcast Corp. 5.45% 2010	9,500	9,626
Comcast Corp. 5.50% 2011	7,325	7,525
Comcast Cable Communications, Inc. 6.75% 2011	22,005	22,617
Comcast Corp. 5.85% 2015	21,500	24,729
Comcast Corp. 6.30% 2017	14,375	16,659
Comcast Corp. 5.875% 2018	9,250	10,495
Comcast Corp. 5.15% 2020	8,000	8,586
Comcast Corp. 6.45% 2037	3,000	3,332
Comcast Corp. 6.40% 2038	11,810	13,075
Comcast Corp. 6.40% 2040	3,000	3,339
Time Warner Cable Inc. 6.20% 2013	15,533	17,532
Time Warner Cable Inc. 7.50% 2014	23,775	27,949
Time Warner Cable Inc. 8.25% 2014	2,000	2,387
Time Warner Cable Inc. 8.25% 2019	19,000	23,902
Time Warner Cable Inc. 8.75% 2019	13,175	16,983
Time Warner Cable Inc. 5.00% 2020	10,000	10,499
Staples, Inc. 9.75% 2014	72,826	89,784
Time Warner Inc. 5.875% 2016	50,600	58,020
Time Warner Companies, Inc. 7.25% 2017	2,500	3,003
Time Warner Inc. 4.875% 2020	1,950	2,056
AOL Time Warner Inc. 7.625% 2031	5,000	6,055
Time Warner Inc. 6.50% 2036	2,000	2,193
News America Holdings Inc. 9.25% 2013	5,200	6,113
News America Holdings Inc. 8.00% 2016	2,000	2,485
News America Holdings Inc. 8.25% 2018	3,000	3,790
News America Inc. 6.90% 2019	16,655	19,947
News America Inc. 6.65% 2037	14,600	16,305
NBC Universal, Inc. 3.65% 20155	13,800	14,413
NBC Universal, Inc. 5.15% 20205	15,800	16,826
NBC Universal, Inc. 6.40% 20405	1,500	1,655
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,751
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	16,938
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	3,038
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,482
Target Corp. 6.00% 2018	24,000	28,438
Cox Communications, Inc. 7.125% 2012	7,335	8,166
Cox Communications, Inc. 4.625% 2013	5,495	5,913
Cox Communications, Inc. 5.45% 2014	880	988
Macy’s Retail Holdings, Inc. 8.375% 20154	13,015	14,626
Home Depot, Inc. 5.25% 2013	12,875	14,252
J.C. Penney Co., Inc., Series A, 6.875% 2015	660	708
J.C. Penney Co., Inc. 5.65% 2020	13,325	13,458
Marriott International, Inc., Series I, 6.375% 2017	12,750	13,878
Kohl’s Corp. 6.30% 2011	4,400	4,526
Kohl’s Corp. 6.00% 2033	6,902	7,432
Walt Disney Co. 4.70% 2012	10,000	10,869
Thomson Reuters Corp. 6.50% 2018	7,500	8,922
Marks and Spencer Group PLC 6.25% 20175	6,729	7,210
Nordstrom, Inc. 6.75% 2014	4,185	4,866
		637,341

HEALTH CARE — 0.84%
Cardinal Health, Inc. 6.75% 2011	80,250	82,620
Cardinal Health, Inc. 5.50% 2013	19,315	21,272
Cardinal Health, Inc. 4.00% 2015	4,410	4,634
Cardinal Health, Inc. 5.80% 2016	5,000	5,680
Roche Holdings Inc. 5.00% 20145	63,900	70,978
Roche Holdings Inc. 6.00% 20195	26,000	30,736
Merck & Co., Inc. 1.875% 2011	8,885	8,983
Merck & Co., Inc. 4.00% 2015	25,000	27,415
Schering-Plough Corp. 6.00% 2017	50,000	59,255
WellPoint, Inc. 5.00% 2011	24,000	24,419
WellPoint, Inc. 5.875% 2017	25,000	28,112
Pfizer Inc. 5.35% 2015	17,500	20,025
Pfizer Inc. 6.20% 2019	20,350	24,598
Biogen Idec Inc. 6.00% 2013	40,000	43,823
Express Scripts Inc. 5.25% 2012	11,485	12,274
Express Scripts Inc. 6.25% 2014	13,837	15,831
Novartis Capital Corp. 4.125% 2014	10,000	10,906
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,980
Hospira, Inc. 5.55% 2012	20,000	21,271
Hospira, Inc. 5.90% 2014	2,860	3,224
AstraZeneca PLC 5.40% 2012	18,000	19,724
UnitedHealth Group Inc. 5.25% 2011	1,585	1,624
UnitedHealth Group Inc. 5.50% 2012	4,121	4,428
UnitedHealth Group Inc. 4.875% 2013	10,000	10,723
UnitedHealth Group Inc. 6.00% 2017	800	913
GlaxoSmithKline Capital Inc. 4.85% 2013	10,775	11,818
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,793
Abbott Laboratories 5.875% 2016	12,907	15,311
Aetna Inc. 5.75% 2011	12,500	13,001
Coventry Health Care, Inc. 5.95% 2017	7,985	7,840
Boston Scientific Corp. 6.00% 2020	6,410	6,651
		630,862

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.72%
United Mexican States Government, Series M30, 10.00% 2036	MXN1,702,200	177,271
Brazilian Treasury Bill 6.00% 20158	BRL234,040	131,828
Australia Government Agency-Guaranteed, National Australia Bank 1.031% 20144,5	$25,000	25,041
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	26,750	28,325
France Government Agency-Guaranteed, Société Finance 2.25% 20125	29,365	29,981
France Government Agency-Guaranteed, Société Finance 3.375% 20145	10,000	10,588
Russian Federation 7.50% 20306	27,600	32,206
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20125	10,000	10,255
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	14,350	15,361
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.038% 20144,5	20,000	20,437
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20125	15,000	15,400
Denmark Government Agency-Guaranteed, Danske Bank 0.834% 20124,5	15,000	15,015
Corporación Andina de Fomento 6.875% 2012	10,000	10,768
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	9,375	9,609
Hungarian Government 6.25% 2020	8,610	8,778
		540,863

CONSUMER STAPLES — 0.67%
Altria Group, Inc. 9.70% 2018	66,540	87,310
Altria Group, Inc. 9.25% 2019	45,785	59,004
CVS Caremark Corp. 6.117% 20135,6	681	724
CVS Caremark Corp. 6.60% 2019	15,000	17,597
CVS Caremark Corp. 4.75% 2020	20,821	21,723
CVS Caremark Corp. 5.789% 20265,6	12,544	12,904
CVS Caremark Corp. 6.036% 20286	13,206	13,736
CVS Caremark Corp. 6.943% 20306	24,401	26,871
Kroger Co. 6.75% 2012	1,000	1,087
Kroger Co. 5.00% 2013	2,500	2,708
Kroger Co. 3.90% 2015	8,315	8,907
Kroger Co. 6.40% 2017	35,290	41,667
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,496
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20156	15,072	17,086
Wal-Mart Stores, Inc. 5.80% 2018	15,295	18,072
Wal-Mart Stores, Inc. 3.625% 2020	6,364	6,408
Anheuser-Busch InBev NV 2.50% 20135	5,000	5,086
Anheuser-Busch InBev NV 3.625% 20155	5,000	5,201
Anheuser-Busch InBev NV 4.125% 2015	20,000	21,251
Anheuser-Busch InBev NV 5.00% 20205	3,000	3,228
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,534
Safeway Inc. 6.25% 2014	1,500	1,722
Safeway Inc. 6.35% 2017	31,095	36,580
Delhaize Group 5.875% 2014	10,107	11,372
Delhaize Group 6.50% 2017	22,315	26,164
Kraft Foods Inc. 2.625% 2013	7,665	7,883
Kraft Foods Inc. 4.125% 2016	5,500	5,890
Kraft Foods Inc. 5.375% 2020	6,000	6,575
Tesco PLC 5.50% 20175	11,058	12,368
Walgreen Co. 4.875% 2013	10,000	11,043
PepsiCo, Inc. 3.10% 2015	5,000	5,271
		507,468

INDUSTRIALS — 0.62%
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	10,000	10,063
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	39,450	40,880
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	7,428	7,599
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,360	4,483
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	8,033	8,133
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	1,983	1,928
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	12,443	12,839
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	11,625	12,286
Koninklijke Philips Electronics NV 4.625% 2013	43,200	46,771
Burlington Northern Santa Fe Corp. 7.00% 2014	26,430	30,927
Burlington Northern Santa Fe Corp. 5.65% 2017	1,500	1,690
BNSF Funding Trust I 6.613% 20554	6,700	6,414
Canadian National Railway Co. 6.375% 2011	1,822	1,939
Canadian National Railway Co. 4.40% 2013	2,500	2,688
Canadian National Railway Co. 4.95% 2014	4,175	4,587
Canadian National Railway Co. 5.55% 2018	25,000	28,405
Lockheed Martin Corp. 4.121% 2013	2,000	2,147
Lockheed Martin Corp. 4.25% 2019	21,800	23,228
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	3,478
Lockheed Martin Corp. 5.72% 20405	4,880	5,377
Union Pacific Corp. 6.50% 2012	2,000	2,171
Union Pacific Corp. 5.125% 2014	11,495	12,678
Union Pacific Corp. 5.75% 2017	5,405	6,169
Union Pacific Corp. 5.70% 2018	9,870	11,239
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,109
Northrop Grumman Corp. 7.75% 2016	6,640	8,344
Waste Management, Inc. 7.375% 2010	20,000	20,000
Waste Management, Inc. 5.00% 2014	890	975
Volvo Treasury AB 5.95% 20155	19,450	20,831
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20115,6	17,348	18,042
BAE Systems Holdings Inc. 4.95% 20145	1,375	1,506
Norfolk Southern Corp. 5.75% 2016	17,090	19,512
Atlas Copco AB 5.60% 20175	17,290	18,780
Raytheon Co. 6.40% 2018	1,580	1,901
Raytheon Co. 6.75% 2018	2,420	2,905
Raytheon Co. 4.40% 2020	7,895	8,597
Raytheon Co. 7.00% 2028	4,000	4,998
Hutchison Whampoa International Ltd. 6.50% 20135	11,800	13,002
United Technologies Corp. 4.50% 2020	8,855	9,701
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,148
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,395
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,293
John Deere Capital Corp., Series D, 5.50% 2017	5,350	6,100
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20136	4,000	4,195
General Electric Co. 5.50% PINES 2035	1,905	1,919
		469,372

UTILITIES — 0.61%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	22,366
Jersey Central Power & Light Co. 5.625% 2016	3,620	3,992
Pennsylvania Electric Co. 6.05% 2017	3,000	3,340
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	48,195
Cleveland Electric Illuminating Co. 5.95% 2036	4,967	5,065
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	8,675	9,177
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,861
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	13,347
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,820
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,831
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	19,707
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,472
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,500	12,507
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	28,364
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,834
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	19,620
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,884
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,576
National Grid PLC 6.30% 2016	28,225	32,509
Ohio Power Co., Series J, 5.30% 2010	18,000	18,194
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,289
HKCG Finance Ltd. 6.25% 2018	15,651	18,298
HKCG Finance Ltd. 6.25% 20185	7,525	8,798
Scottish Power PLC 5.375% 2015	25,000	26,682
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,471
Public Service Co. of Colorado 5.80% 2018	9,850	11,506
Public Service Co. of Colorado 5.125% 2019	4,350	4,906
Pacific Gas and Electric Co. 6.25% 2013	18,000	20,605
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,526
Illinois Power Co. 6.125% 2017	15,000	16,912
MidAmerican Energy Co. 5.95% 2017	14,000	16,351
PSEG Power LLC 7.75% 2011	15,000	15,677
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,000	14,514
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,228
Teco Finance, Inc. 5.15% 2020	1,700	1,818
		462,242

MATERIALS — 0.39%
Dow Chemical Co. 7.60% 2014	60,200	70,340
Dow Chemical Co. 5.70% 2018	1,400	1,500
Dow Chemical Co. 8.55% 2019	62,075	77,649
International Paper Co. 7.95% 2018	2,000	2,418
International Paper Co. 9.375% 2019	54,745	71,295
International Paper Co. 7.30% 2039	3,250	3,737
ArcelorMittal 9.85% 2019	16,950	21,935
Rio Tinto Finance (USA) Ltd. 5.875% 2013	5,000	5,561
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	5,235
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,603
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,961
Arbermarle Corp. 5.10% 2015	3,500	3,818
ICI Wilmington, Inc. 5.625% 2013	3,500	3,816
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,320
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,734
Yara International ASA 7.875% 20195	2,225	2,681
Airgas, Inc. 7.125% 20185	1,800	2,005
CRH America Inc. 6.95% 2012	815	879
CRH America, Inc. 8.125% 2018	500	599
Praxair, Inc. 4.375% 2014	1,000	1,092
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	376
		295,554

INFORMATION TECHNOLOGY — 0.19%
National Semiconductor Corp. 6.15% 2012	28,805	30,828
National Semiconductor Corp. 6.60% 2017	10,000	11,299
KLA-Tencor Corp. 6.90% 2018	34,375	38,529
Hewlett-Packard Co. 4.25% 2012	4,750	5,000
Electronic Data Systems Corp., Series B, 6.00% 20134	10,000	11,369
Hewlett-Packard Co. 4.75% 2014	4,500	5,032
Hewlett-Packard Co. 5.50% 2018	4,500	5,246
Cisco Systems, Inc. 5.25% 2011	14,000	14,352
Cisco Systems, Inc. 5.50% 2016	2,000	2,338
Cisco Systems, Inc. 4.95% 2019	3,500	3,897
Cisco Systems, Inc. 4.45% 2020	2,000	2,146
International Business Machines Corp. 4.75% 2012	4,500	4,913
International Business Machines Corp. 5.70% 2017	9,000	10,567
		145,516

MUNICIPALS — 0.04%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 5.75% 2017	10,000	10,604
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	10,000	9,968
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	6,261	5,605
		26,177

Total bonds & notes (cost: $19,416,224,000)		20,389,206

Short-term securities — 3.72%

Freddie Mac 0.19%–0.345% due 8/2/2010–1/18/2011	755,800	755,419
Fannie Mae 0.18%–0.42% due 8/2/2010–5/9/2011	724,900	724,325
Federal Home Loan Bank 0.18%–0.26% due 8/20–12/15/2010	187,100	187,056
Procter & Gamble Co. 0.21%–0.24% due 9/17–10/13/20105	110,800	110,749
Procter & Gamble International Funding S.C.A. 0.20%–0.22% due 9/3–9/28/20105	67,700	67,676
U.S. Treasury Bills 0.156%–0.22% due 8/26–9/9/2010	151,800	151,780
Merck & Co. Inc. 0.19%–0.22% due 8/13–9/9/20105	112,900	112,880
Coca-Cola Co. 0.21%–0.30% due 8/18–9/16/20105	108,300	108,273
Straight-A Funding LLC 0.36% due 8/10–10/7/20105	107,045	106,989
Jupiter Securitization Co., LLC 0.27%–0.32% due 8/12–9/17/20105	100,014	99,992
PepsiCo Inc. 0.19%–0.20% due 8/3–9/14/20105	93,000	92,986
General Electric Capital Services, Inc. 0.24% due 9/27/2010	83,600	83,567
Emerson Electric Co. 0.18%–0.20% due 8/3–8/24/20105	57,100	57,095
Federal Farm Credit Banks 0.25% due 10/22/2010	50,000	49,979
Hewlett-Packard Co. 0.20% due 8/20/20105	33,700	33,696
Johnson & Johnson 0.20% due 8/5/20105	32,700	32,699
Private Export Funding Corp. 0.28% due 8/5/20105	25,000	24,999

Total short-term securities (cost: $2,799,758,000)		2,800,160

Total investment securities (cost: $73,331,801,000)		74,719,564
Other assets less liabilities		575,502

Net assets		$75,295,066

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $25,039,491,000, which represented 33.26% of the net assets of the fund. This amount includes $25,029,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Security did not produce income during the last 12 months.
4Coupon rate may change periodically.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,270,207,000, which represented 4.34% of the net assets of the fund.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Scheduled interest and/or principal payment was not received.
8Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/10 (000)

CenturyLink, Inc.	19,053,597	472,430	—	19,526,027	$41,465	$695,517
MAp Group	93,268,737	8,478,976	8,478,976	93,268,737	14,164	248,977
OPAP SA	16,421,040	—	—	16,421,040	34,019	243,252
Chimera Investment Corp.*	6,000,000	41,242,400	—	47,242,400	22,635	182,828
Fidelity National Financial, Inc.	—	12,279,900	—	12,279,900	4,251	181,374
FirstGroup PLC	31,300,000	—	—	31,300,000	9,969	180,980
RPM International, Inc.	8,340,000	—	—	8,340,000	5,129	156,542
Hays PLC	71,032,000	18,904,000	—	89,936,000	2,488	127,621
Greene King PLC	13,877,742	—	119,443	13,758,299	1,308	95,760
Singapore Post Private Ltd.	60,400,000	39,350,000	—	99,750,000	2,949	83,412
De La Rue PLC	6,374,619	—	—	6,374,619	4,185	73,375
Frasers Centrepoint Trust	39,264,000	8,600,000	—	47,864,000	1,752	48,236
Starwood Property Trust, Inc.	2,675,000	—	—	2,675,000	1,231	47,508
Ekornes ASA	1,980,425	—	—	1,980,425	1,904	42,672
CapitaRetail China Trust	30,837,000	9,477,000	—	40,314,000	895	36,220
Cache Logistics Trust	—	41,000,000	—	41,000,000	—	30,172
Colony Financial, Inc.	750,000	—	—	750,000	330	13,395
Oakton Ltd.	4,617,960	—	—	4,617,960	106	11,430
BELIMO Holding AG†	42,250	—	18,750	23,500	1,346	—
Cyntec Co., Ltd.†	—	12,950,000	12,950,000	—	—	—
Symrise AG†	6,835,085	—	6,450,085	385,000	4,334	—
S P Setia Bhd.†	58,027,000	—	58,027,000	—	1,001	—
Wincor Nixdorf AG†	2,150,312	—	2,106,286	44,026	4,782	—
Wistron Corp.*†	104,690,225	4,651,481	12,300,000	97,041,706	6,274	—
					$166,517	$2,499,271

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2009; it was not publicly disclosed.
† Unaffiliated issuer at 7/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer staples	$6,044,553	$1,952,033	*	$—	$7,996,586
Financials	2,940,506	4,580,814	*	—	7,521,320
Telecommunication services	3,757,959	2,623,929	*	—	6,381,888
Utilities	2,898,536	2,544,338	*	—	5,442,874
Energy	2,255,909	2,254,496	*	—	4,510,405
Information technology	1,486,736	2,941,856	*	—	4,428,592
Health care	2,437,650	1,553,477	*	—	3,991,127
Industrials	1,094,269	1,936,256	*	—	3,030,525
Consumer discretionary	637,116	1,322,026	*	—	1,959,142
Materials	156,542	1,661,816	*	—	1,818,358
Miscellaneous	1,801,062	1,658,892	*	—	3,459,954
Preferred stocks	25,074	684,081		—	709,155
Convertible securities	183,393	96,879		—	280,272
Bonds & notes:
Corporate bonds & notes	1,919	7,364,531		—	7,366,450
Mortgage-backed obligations	—	5,873,957		—	5,873,957
Bonds & notes of U.S. government & government agencies	—	5,739,650		—	5,739,650
Asset-backed obligations	—	842,109		—	842,109
Bonds & notes of governments &
government agencies outside the U.S.	—	540,863		—	540,863
Municipals	—	26,177		—	26,177
Short-term securities	—	2,800,160		—	2,800,160
Total	$25,721,224	$49,998,340		$—	$74,719,564

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $25,029,933,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended July 31, 2010 (dollars in thousands):

	Beginning value at	Net transfers	Ending value at
	11/1/2009	out of Level 3†	7/31/2010
Investment securities	$17,975	$(17,975)	$—

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,441,936
Gross unrealized depreciation on investment securities	(5,021,007)
Net unrealized appreciation on investment securities	420,929
Cost of investment securities for federal income tax purposes	74,298,635

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0910O-S25526

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 28, 2010